Related Party Transactions - Summary of Significant Investment And Collection Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2022.
Korea Credit Bureau Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 0	₩ 0
Withdrawal and others	0	90
Balhae Infrastructure Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	279
Withdrawal and others	26,054	3,620
KB SPROTT Renewable Private Equity Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	12,247	0
Withdrawal and others	0	0
KB Social Impact Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	1,500
Withdrawal and others	0	0
KB-Stonebridge Secondary Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	4,369	10,734
Withdrawal and others	4,216	10,992
KB-Solidus Global Healthcare Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	0
Withdrawal and others	19,630	0
KB-UTC Inno-Tech Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	5,085
Withdrawal and others	0	0
KB-KDBC Pre-IPO New Technology Business Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	0
Withdrawal and others	5,200	3,000
POSCO-KB Shipbuilding Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	0
Withdrawal and others	950	5,925
KB GwS Private Securities Investment Trust
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	0
Withdrawal and others	₩ 0	₩ 188,836
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group’s related party as of December 31, 2022.	Excluded from the Group’s related party as of December 31, 2022.
Aju Good Technology Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 0	₩ 0
Withdrawal and others	5,400	769
KB-TS Technology Venture Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	1,510
Withdrawal and others	4,536	2,976
Keystone-Hyundai Securities No. 1 Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	0
Withdrawal and others	₩ 0	₩ 1,925
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group’s related party as of December 31, 2022.	Excluded from the Group’s related party as of December 31, 2022.
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 0	₩ 8,000
Withdrawal and others	12,800	8,200
KB Star Office Private Real Estate Investment Trust No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	0
Withdrawal and others	₩ 26,240	₩ 601
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group’s related party as of December 31, 2022.	Excluded from the Group’s related party as of December 31, 2022.
KB-SJ Tourism Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 0	₩ 500
Withdrawal and others	400	0
KB Pre IPO Secondary Venture Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	0
Withdrawal and others	₩ 1,429	₩ 292
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group’s related party as of December 31, 2022.	Excluded from the Group’s related party as of December 31, 2022.
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 1,320	₩ 6,968
Withdrawal and others	4,706	0
Project Vanilla Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	0
Withdrawal and others	₩ 525	₩ 0
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group’s related party as of December 31, 2022.	Excluded from the Group’s related party as of December 31, 2022.
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 0	₩ 0
Withdrawal and others	₩ 5	₩ 1,950
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group’s related party as of December 31, 2022.	Excluded from the Group’s related party as of December 31, 2022.
JR GLOBAL REIT
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 0	₩ 0
Withdrawal and others	₩ 0	₩ 65,025
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group’s related party as of December 31, 2022.	Excluded from the Group’s related party as of December 31, 2022.
KBKTB Technology Venture Fund [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 11,200	₩ 0
Withdrawal and others	0	0
KBSOLIDUS Healthcare Investment Fund [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	18,000	0
Withdrawal and others	0	0
Paramark KB Fund No.1 [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	12,444	0
Withdrawal and others	2,285	0
FineKB Private Equity Fund No.1 [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	7,500	8,375
Withdrawal and others	3,100	0
KB Bio Private Equity No.3 Ltd. [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	10,000
Withdrawal and others	₩ 10,000	₩ 0
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group’s related party as of December 31, 2022.	Excluded from the Group’s related party as of December 31, 2022.
K The 15th REIT Co Ltd. [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 0	₩ 8,600
Withdrawal and others	₩ 0	₩ 8,600
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group’s related party as of December 31, 2022.	Excluded from the Group’s related party as of December 31, 2022.
G Payment Joint Stock Company [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 0	₩ 9,029
Withdrawal and others	0	0
Four Ninety Eight Seventh Owners L L C [Member]
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	0	0
Withdrawal and others	₩ 166,851	₩ 0
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group’s related party as of December 31, 2022.	Excluded from the Group’s related party as of December 31, 2022.
KB-GeneN Medical Venture Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 2,000	₩ 0
Withdrawal and others	0	₩ 0
KB-BridgePole Venture Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	850
KB-Kyobo New Mobility Power Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	3,000
DAFriend New Technology Investment Fund No.2
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	988
Cornerstone Pentastone Fund No.4
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	818
SKSVLP New Technology Investment Fund No.2
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	1,156
JS Private Equity Fund No.3
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	1,700
Mirae Asset Mobility Investment Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	2,000
KBFT 1st Green Growth Investment Fund1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	2,000
THE CHAEUL FUND NO.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	1,000
Star-Lord General Investors Private Real Estate Investment Company No.10
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	46,700
Withdrawal and others	10
KB Co-Investment Private Equity Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	7,268
Glenwood Credit Private Equity Fund No.2
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	42,000
Apollo REIT PropCo LLC
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	19,968
Withdrawal and others	₩ 19,968
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions	Excluded from the Group’s related party as of December 31, 2022.	Excluded from the Group’s related party as of December 31, 2022.
TMAP Mobility Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 200,000
POSITIVE Sobujang Venture Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	2,000
History 2022 Fintech Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	2,000
PEBBLESMW M.C.E New Technology Investment Fund 1st
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	2,000
KBNP Green ESG New Technology Venture Capital Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	9,350
Nextrade Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	9,700
KBBadgers Future Mobility ESG Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	2,137
Shinhan Global Mobility Fund1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	1,345
SKB Next Unicorn KBattery Fund No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	₩ 1,995